General and Administrative Expenses (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General and Administrative Expenses [Abstract]
Share based compensation	$ 2,247,002	$ 2,066,688	$ 1,225,276
Executive services	2,939,560	3,013,000	2,592,660
Non-executive directors' remuneration	210,637	176,559	154,836
Office rent	24,924	21,268	12,577
Travel expenses	61,114	95,778	119,113
Personnel and other expenses	89,031	50,302	64,277
Professional services	1,227,830	1,358,530	1,066,699
Directors and officers insurance	84,405	92,951	104,241
Stock market annual fees	123,216	126,191	176,363
Other expenses	224,670	274,677	404,794
Total general and administrative expenses	$ 7,232,389	$ 7,275,944	$ 5,920,836